Cover	Jun. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 18, 2026
Entity File Number	333-252505
Entity Registrant Name	ULIXE CORP.
Entity Central Index Key	0001842138
Entity Tax Identification Number	85-3978107
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 The Green
Entity Address, Address Line Two	#20901
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	307
Local Phone Number	316-8780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false